CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

As of December 31, 2018, 2017 and 2016, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2018	2017	2016
Cash and cash equivalents	305,352	309,029	212,942
Short term restricted cash	20,272	8,110	315
Long term restricted cash	46,981	54,845	53,797
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	372,605	371,984	267,054

Amounts included in short-term and long-term restricted cash include primarily cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our recourse debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. Under our non-recourse debt facilities, we need to maintain free cash of $10 million. In addition, short-term restricted cash includes amounts required to be set aside by our margin calls on derivative positions and minor amounts secured for tax payments or for claims processes.